Columbia Commodity Strategy Fund
Third Quarter Report
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 17.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	87,569	88,367
Series 2024-2PL Class A
10/27/2031	5.070%	740,595	743,419
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	106,796	108,554
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	289,649	290,705
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	825,000	835,479
Series 2023-X1 Class A
11/15/2028	7.110%	13,468	13,479
Series 2024-X1 Class A
05/15/2029	6.270%	299,354	300,041
Series 2024-X2 Class A
12/17/2029	5.220%	2,065,045	2,067,271
Amur Equipment Finance Receivables X LLC(a)
Series 2022-1A Class A2
10/20/2027	1.640%	49,089	48,844
BMW Vehicle Lease Trust
Series 2024-1 Class A4
06/25/2027	5.000%	600,000	605,083
Carmax Auto Owner Trust
Series 2023-3 Class A3
05/15/2028	5.280%	1,000,000	1,008,066
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	368,379	370,481
Carvana Auto Receivables Trust
Series 2021-P3 Class A3
11/10/2026	0.700%	209,754	208,733
Series 2024-P3 Class A2
11/10/2027	4.610%	1,120,304	1,119,924
Carvana Auto Receivables Trust(a)
Series 2024-N1 Class A2
04/12/2027	5.760%	592,292	593,617
Series 2024-N3 Class A2
12/10/2027	4.840%	1,140,806	1,141,439
CCG Receivables Trust(a)
Series 2021-2 Class A2
03/14/2029	0.540%	47,367	47,297
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNH Equipment Trust
Series 2021-B Class A3
08/17/2026	0.440%	109,923	109,499
Series 2024-A Class A2
07/15/2027	5.190%	473,777	474,713
Series 2024-C Class A2A
02/18/2028	4.300%	1,025,000	1,024,465
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	250,000	252,755
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	142,595	142,957
Enterprise Fleet Financing LLC(a)
Series 2024-1 Class A2
03/20/2030	5.230%	1,700,414	1,713,175
FHF Trust(a)
Series 2021-2A Class A
12/15/2026	0.830%	43,125	42,921
Ford Credit Auto Lease Trust
Series 2024-A Class A3
05/15/2027	5.060%	170,000	170,738
Ford Credit Auto Owner Trust
Series 2024-C Class A2A
08/15/2027	4.320%	425,000	424,770
GLS Auto Receivables Issuer Trust(a)
Series 2023-3A Class A2
03/15/2027	6.040%	178,186	178,500
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	1,140,185	1,151,016
GM Financial Automobile Leasing Trust
Series 2023-1 Class A3
04/20/2026	5.160%	373,464	373,680
Series 2024-1 Class A3
03/22/2027	5.090%	861,000	865,668
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	536,627	540,484
Harley-Davidson Motorcycle Trust
Series 2022-A Class A3
02/15/2027	3.060%	510,350	508,532
Subordinated Series 2024-B Class A2
08/16/2027	4.620%	250,000	250,216
HPEFS Equipment Trust(a)
Series 2024-2A Class A2
10/20/2031	5.500%	575,000	576,509

Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kubota Credit Owner Trust(a)
Series 2024-2A Class A2
04/15/2027	5.450%	750,000	754,313
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	93,884	94,171
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	2,000,000	2,024,826
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	72,238	72,239
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	31,510	31,551
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	1,525,000	1,525,204
Series 2024-5 Class A
10/15/2031	6.278%	173,345	174,851
Series 2024-6 Class A
11/15/2031	6.093%	128,258	129,832
Series 2025-1 Class A2
07/15/2032	5.156%	200,000	200,554
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	928,220	940,547
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	1,001,472	1,015,022
Pagaya AI Debt Trust(a)
Series 2023-3 Class A
12/16/2030	7.600%	456,993	458,065
Series 2024-1 Class A
07/15/2031	6.660%	276,521	279,687
Series 2024-2 Class A
08/15/2031	6.319%	486,910	492,022
Series 2024-3 Class A
10/15/2031	6.258%	641,611	646,197
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	542,289	547,108
Series 2024-2A Class A2
04/20/2027	4.740%	600,000	600,622
Pretium Mortgage Credit Partners(a),(b),(c)
Series 2025-NPL2 Class A1
03/25/2055	5.835%	1,600,000	1,599,999
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	8,791	8,804
Series 2024-1A Class A
08/15/2029	6.120%	86,045	86,352
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	213,233	214,220
Series 2024-2A Class A
07/15/2031	5.880%	881,276	885,080
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	126,610	127,751
Santander Drive Auto Receivables Trust
Series 2022-7 Class A3
04/15/2027	5.750%	67,733	67,759
Series 2024-1 Class A2
02/16/2027	5.710%	371,879	372,088
Series 2024-5 Class A2
09/15/2027	4.880%	524,102	524,566
Subordinated Series 2021-1 Class D
11/16/2026	1.130%	85,161	85,041
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%	1,750,000	1,764,061
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	413,819	417,011
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	96,770	96,847
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	314,186	314,407
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	2,851	2,845
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	115,678	115,874
Verizon Master Trust
Subordinated Series 2022-4 Class B
11/20/2028	3.640%	356,000	355,108
Volkswagen Auto Lease Trust
Series 2024-A Class A3
06/21/2027	5.210%	1,575,000	1,590,384
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class D
12/15/2026	1.230%	170,211	169,001
Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	1,425,122	1,412,517
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	1,400,000	1,409,107
Total Asset-Backed Securities — Non-Agency (Cost $39,857,660)			39,997,030

Commercial Mortgage-Backed Securities - Non-Agency 4.3%

CD Mortgage Trust
Series 2017-CD6 Class ASB
11/13/2050	3.332%	614,481	603,056
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	364,958	360,541
COMM Mortgage Trust
Series 2015-CR24 Class A4
08/10/2048	3.432%	686,498	684,701
GS Mortgage Securities Trust
Series 2015-GC34 Class A3
10/10/2048	3.244%	601,122	597,344
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32 Class ASB
11/15/2048	3.358%	286,973	285,682
Series 2015-C33 Class ASB
12/15/2048	3.562%	141,358	140,725
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	1,060,523	1,034,329
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25 Class A4
10/15/2048	3.372%	1,663,650	1,654,309
Series 2015-C25 Class A5
10/15/2048	3.635%	769,704	763,533
Series 2016-C31 Class ASB
11/15/2049	2.952%	217,272	215,051
Morgan Stanley Capital I Trust
Series 2017-H1 Class ASB
06/15/2050	3.304%	517,117	512,600
UBS Commercial Mortgage Trust
Series 2017-C3 Class ASB
08/15/2050	3.215%	765,375	754,547
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 Class A4
09/15/2058	3.664%	2,231,000	2,218,266
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $9,696,106)			9,824,684

Corporate Bonds & Notes 25.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.1%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	621,000	616,668
Boeing Co. (The)
02/01/2027	2.700%	650,000	625,074
L3Harris Technologies, Inc.
12/15/2026	3.850%	625,000	617,410
Raytheon Technologies Corp.
03/15/2027	3.500%	625,000	612,894
Total			2,472,046
Automotive 0.3%
Toyota Motor Credit Corp.(d)
SOFR + 0.770% 08/07/2026	5.130%	600,000	603,611
Banking 7.6%
Bank of America Corp.(d)
SOFR + 1.330% 04/02/2026	5.690%	1,225,000	1,225,962
Bank of Montreal(b)
09/10/2027	4.567%	625,000	625,039
Bank of New York Mellon Corp. (The)(b)
07/24/2026	4.414%	625,000	624,139
Bank of Nova Scotia (The)(d)
SOFR + 1.090% 06/12/2025	5.450%	575,000	576,223
BB&T Corp
06/05/2025	3.700%	625,000	623,162
Canadian Imperial Bank of Commerce(b)
01/13/2028	4.862%	610,000	612,465
Citigroup, Inc.(d)
SOFR + 1.528% 03/17/2026	5.888%	1,100,000	1,100,516
Commonwealth Bank of Australia(a),(d)
SOFR + 0.630% 09/12/2025	4.990%	300,000	300,451
Cooperatieve Rabobank UA(d)
SOFR + 0.620% 08/28/2026	4.980%	600,000	602,078
Goldman Sachs Group, Inc. (The)(b)
08/10/2026	5.798%	1,100,000	1,105,173
HSBC Holdings PLC(b)
04/18/2026	1.645%	825,000	821,615
JPMorgan Chase & Co.(b)
11/19/2026	1.045%	1,300,000	1,267,475
Morgan Stanley(b)
07/20/2027	1.512%	1,175,000	1,125,924

Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
National Australia Bank Ltd.
12/10/2025	4.750%	600,000	601,605
PNC Financial Services Group, Inc. (The)(b)
07/23/2027	5.102%	650,000	654,670
Royal Bank of Canada(d)
SOFR + 0.790% 07/23/2027	5.150%	625,000	627,342
Skandinaviska Enskilda Banken AB(a)
11/19/2025	1.400%	550,000	537,976
State Street Corp.(b)
05/18/2026	5.104%	600,000	600,766
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	260,000	259,138
Toronto-Dominion Bank (The)(d)
SOFR + 0.620% 12/17/2026	4.980%	625,000	626,150
UBS Group AG(a),(b)
01/30/2027	1.364%	650,000	631,173
US Bank NA(d)
SOFR + 0.690% 10/22/2027	5.050%	700,000	701,641
Wells Fargo & Co.(b)
01/24/2028	4.900%	1,100,000	1,105,663
Westpac Banking Corp.(d)
SOFR + 0.460% 10/20/2026	4.820%	625,000	626,034
Total			17,582,380
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
11/10/2026	6.150%	600,000	612,076
Comcast Corp.
01/15/2027	2.350%	650,000	626,388
Total			1,238,464
Chemicals 0.3%
LYB International Finance III LLC
10/01/2025	1.250%	625,000	611,956
Construction Machinery 0.5%
Caterpillar Financial Services Corp.(d)
SOFR + 0.380% 01/07/2027	4.740%	625,000	625,331
John Deere Capital Corp.
03/06/2026	4.950%	575,000	578,837
Total			1,204,168
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2027	2.493%	625,000	601,621
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	575,000	573,209
Total			1,174,830
Electric 2.3%
CenterPoint Energy, Inc.
06/01/2026	1.450%	575,000	553,644
Dominion Energy, Inc.
04/15/2026	1.450%	575,000	555,745
DTE Energy Co.
10/01/2026	2.850%	575,000	560,243
Duke Energy Corp.
09/15/2025	0.900%	598,000	585,929
Eversource Energy
03/01/2027	2.900%	475,000	458,902
Georgia Power Co.(c),(d)
SOFR + 0.280% 09/15/2026	4.640%	650,000	650,179
NextEra Energy Capital Holdings, Inc.
09/01/2025	5.749%	575,000	577,649
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	558,000	548,077
WEC Energy Group, Inc.
09/27/2025	5.000%	575,000	575,600
Xcel Energy, Inc.
12/01/2026	3.350%	350,000	342,584
Total			5,408,552
Food and Beverage 1.3%
Bacardi Ltd.(a)
07/15/2026	2.750%	250,000	243,321
Campbell Soup Co.
03/20/2026	5.300%	610,000	613,957
Diageo Capital PLC
09/29/2025	1.375%	450,000	441,785
Kraft Heinz Foods Co.
06/01/2026	3.000%	402,000	394,296
Mondelez International, Inc.
03/17/2027	2.625%	600,000	578,307
Tyson Foods, Inc.
06/02/2027	3.550%	650,000	635,151
Total			2,906,817
Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.0%
Becton Dickinson and Co.
06/06/2027	3.700%	600,000	589,074
CVS Health Corp.
07/20/2025	3.875%	600,000	597,333
GE HealthCare Technologies, Inc.
11/15/2025	5.600%	600,000	602,630
HCA, Inc.
02/15/2026	5.875%	625,000	628,027
Total			2,417,064
Healthcare Insurance 0.5%
Anthem, Inc.
03/15/2026	1.500%	624,000	605,056
UnitedHealth Group, Inc.(d)
SOFR + 0.500% 07/15/2026	4.860%	610,000	612,051
Total			1,217,107
Independent Energy 0.7%
Occidental Petroleum Corp.
08/01/2027	5.000%	600,000	602,726
Pioneer Natural Resources Co.
03/29/2026	5.100%	525,000	528,949
Woodside Finance Ltd.(a)
03/05/2025	3.650%	525,000	524,885
Total			1,656,560
Integrated Energy 0.3%
BP Capital Markets PLC
09/19/2027	3.279%	650,000	632,086
Life Insurance 1.2%
Corebridge Global Funding(a)
06/24/2026	5.350%	550,000	556,094
Met Tower Global Funding(a)
06/20/2026	5.400%	625,000	633,275
New York Life Global Funding(a)
06/24/2025	0.950%	243,000	240,263
Pricoa Global Funding I(a)
09/01/2025	0.800%	650,000	637,797
Principal Life Global Funding II(a)
11/17/2026	1.500%	650,000	618,393
Total			2,685,822
Media and Entertainment 0.3%
Discovery Communications LLC
03/11/2026	4.900%	600,000	599,171
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.7%
Enbridge, Inc.
11/15/2026	5.900%	575,000	586,792
Energy Transfer Partners LP
01/15/2026	4.750%	575,000	573,860
Enterprise Products Operating LLC
01/10/2026	5.050%	600,000	602,537
Kinder Morgan, Inc.
06/01/2025	4.300%	400,000	399,433
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	600,000	599,167
Western Gas Partners LP
07/01/2026	4.650%	625,000	624,370
Williams Companies, Inc. (The)
06/15/2027	3.750%	650,000	637,484
Total			4,023,643
Natural Gas 0.3%
NiSource, Inc.
08/15/2025	0.950%	650,000	639,175
Pharmaceuticals 1.7%
AbbVie, Inc.
03/15/2027	4.800%	625,000	629,971
Amgen, Inc.
02/21/2027	2.200%	475,000	454,740
AstraZeneca PLC
11/16/2025	3.375%	575,000	570,645
Bristol-Myers Squibb Co.
02/20/2026	4.950%	550,000	553,169
Gilead Sciences, Inc.
03/01/2026	3.650%	575,000	570,523
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	600,000	600,634
Roche Holdings, Inc.(a)
05/15/2026	2.625%	482,000	473,196
Total			3,852,878
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	625,000	617,782
Loews Corp.
04/01/2026	3.750%	625,000	620,800
Total			1,238,582

Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.6%
CSX Corp.
11/01/2025	3.350%	575,000	570,276
Norfolk Southern Corp.
06/15/2026	2.900%	325,000	319,148
Union Pacific Corp.
02/05/2027	2.150%	535,000	514,059
Total			1,403,483
Retailers 0.2%
Home Depot, Inc. (The)
06/25/2026	5.150%	499,000	504,808
Technology 1.1%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	650,000	633,254
Microchip Technology, Inc.
09/01/2025	4.250%	575,000	573,436
NXP BV/Funding LLC
03/01/2026	5.350%	600,000	602,528
Oracle Corp.
07/15/2026	2.650%	625,000	609,293
Total			2,418,511
Transportation Services 0.3%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	619,000	615,627
Wireless 0.5%
American Tower Corp.
07/15/2027	3.550%	640,000	624,611
T-Mobile US, Inc.
04/15/2027	3.750%	625,000	615,021
Total			1,239,632
Wirelines 0.5%
AT&T, Inc.
03/25/2026	1.700%	650,000	630,629
Verizon Communications, Inc.
03/16/2027	4.125%	625,000	620,925
Total			1,251,554
Total Corporate Bonds & Notes (Cost $59,349,555)			59,598,527

Foreign Government Obligations(e) 0.5%

Canada 0.5%
Province of Ontario
01/21/2026	0.625%	650,000	629,548
Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Quebec
07/23/2025	0.600%	650,000	640,356
Total			1,269,904
Total Foreign Government Obligations (Cost $1,267,637)			1,269,904

Residential Mortgage-Backed Securities - Non-Agency 5.6%

Connecticut Avenue Securities Trust(a),(d)
CMO Series 2022-R02 Class 2M1
30-day Average SOFR + 1.200% 01/25/2042	5.552%	609,436	610,462
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	6.252%	244,969	246,823
JP Morgan Mortgage Trust(a),(d)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	6.413%	839,292	840,883
PRET LLC(a),(b)
CMO Series 2024-NPL2 Class A1
02/25/2054	7.021%	1,487,331	1,499,527
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	263,679	264,987
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	564,708	568,601
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	507,132	510,941
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	909,419	915,055
CMO Series 2024-NPL9 Class A1
12/25/2054	5.851%	1,173,383	1,181,113
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	1,014,952	1,025,459
Pretium Mortgage Credit Partners LLC(a),(b)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	363,152	361,148
PRPM LLC(a),(b)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	988,747	995,157
RCO Mortgage LLC(a),(b)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	65,314	65,562
RCO X Mortgage LLC(a),(b)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	796,814	796,806
Towd Point Mortgage Trust(a),(f)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	467,144	448,856
Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VCAT LLC(a),(b)
CMO Series 2025-NPL1 Class A1
01/25/2055	5.877%	489,095	493,266
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	2,000,000	2,010,222
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $12,784,498)			12,834,868

Treasury Bills 0.6%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.6%
U.S. Treasury Bills(g)
07/31/2025	4.210%	1,300,000	1,277,452
Total Treasury Bills (Cost $1,277,131)			1,277,452

U.S. Government & Agency Obligations 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks
09/04/2025	0.375%	1,300,000	1,274,769
Total U.S. Government & Agency Obligations (Cost $1,274,526)			1,274,769

Money Market Funds 37.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(h),(i)	87,590,518	87,581,759
Total Money Market Funds (Cost $87,574,257)		87,581,759
Total Investments in Securities (Cost: $213,081,370)		213,658,993
Other Assets & Liabilities, Net		17,257,938
Net Assets		230,916,931
At February 28, 2025, securities and/or cash totaling $16,745,650 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	23	03/2025	USD	1,674,630	3,680	—
Brent Crude	30	03/2025	USD	2,184,300	—	(70,400)
Brent Crude	49	05/2025	USD	3,517,710	—	(40,196)
Brent Crude	50	07/2025	USD	3,542,500	—	(111,815)
Brent Crude	100	09/2025	USD	7,005,000	—	(324,243)
Cocoa	33	05/2025	USD	3,010,920	109,266	—
Cocoa	6	05/2025	USD	547,440	—	(73,021)
Coffee	10	05/2025	USD	1,398,938	—	(157,780)
Coffee	12	07/2025	USD	1,641,375	268,780	—
Coffee	25	09/2025	USD	3,337,500	402,046	—
Coffee	13	12/2025	USD	1,679,438	—	(141,848)
Copper	12	05/2025	USD	1,364,400	95,154	—
Copper	23	07/2025	USD	2,640,113	192,526	—
Copper	47	09/2025	USD	5,440,250	294,256	—
Copper	23	12/2025	USD	2,686,975	—	(80,804)
Corn	77	05/2025	USD	1,807,575	59,577	—
Corn	13	05/2025	USD	305,175	—	(12,294)
Corn	113	07/2025	USD	2,687,988	135,339	—
Corn	3	07/2025	USD	71,363	—	(1,538)
Corn	247	09/2025	USD	5,560,588	35,508	—
Corn	123	12/2025	USD	2,798,250	—	(98,579)
Cotton	35	05/2025	USD	1,141,875	—	(67,712)
Cotton	21	07/2025	USD	697,095	—	(69,646)
Cotton	63	12/2025	USD	2,138,220	—	(58,044)
Feeder Cattle	1	05/2025	USD	135,563	2,433	—
Gas Oil	72	05/2025	USD	4,818,600	—	(159,646)
Gas Oil	15	07/2025	USD	990,750	5,317	—

Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Gas Oil	5	07/2025	USD	330,250	—	(10,523)
Gas Oil	39	09/2025	USD	2,569,125	—	(103,776)
Gas Oil	20	11/2025	USD	1,312,500	—	(45,946)
Gold 100 oz.	19	04/2025	USD	5,412,150	167,835	—
Gold 100 oz.	25	06/2025	USD	7,190,250	198,042	—
Gold 100 oz.	24	08/2025	USD	6,963,840	272,131	—
Gold 100 oz.	1	08/2025	USD	290,160	—	(223)
Gold 100 oz.	49	12/2025	USD	14,450,590	148,343	—
Hard Red Winter Wheat	22	05/2025	USD	630,300	7,150	—
Hard Red Winter Wheat	12	05/2025	USD	343,800	—	(6,779)
Hard Red Winter Wheat	20	07/2025	USD	586,000	14,569	—
Hard Red Winter Wheat	11	07/2025	USD	322,300	—	(1,079)
Hard Red Winter Wheat	61	09/2025	USD	1,831,525	24,650	—
Hard Red Winter Wheat	30	12/2025	USD	930,375	—	(39,291)
Lead	26	05/2025	USD	1,295,964	—	(6,962)
Lead	9	07/2025	USD	450,531	—	(17,795)
Lead	17	09/2025	USD	856,741	—	(3,573)
Lead	9	11/2025	USD	456,550	—	(3,103)
Lean Hogs	39	04/2025	USD	1,305,330	—	(132,764)
Lean Hogs	22	06/2025	USD	836,220	—	(35,910)
Lean Hogs	22	08/2025	USD	843,920	—	(27,142)
Lean Hogs	53	10/2025	USD	1,730,450	—	(81,383)
Live Cattle	33	04/2025	USD	2,542,980	2,430	—
Live Cattle	2	04/2025	USD	154,120	—	(388)
Live Cattle	21	06/2025	USD	1,585,710	42,737	—
Live Cattle	21	08/2025	USD	1,578,570	12,445	—
Live Cattle	42	10/2025	USD	3,194,520	—	(15,775)
Natural Gas	142	04/2025	USD	5,532,320	1,095,649	—
Natural Gas	114	06/2025	USD	4,798,260	841,334	—
Natural Gas	227	08/2025	USD	9,588,480	1,144,437	—
Natural Gas	108	10/2025	USD	4,834,080	232,169	—
Nickel	4	05/2025	USD	370,258	—	(15,233)
Nickel	12	07/2025	USD	1,119,534	—	(43,958)
Nickel	23	09/2025	USD	2,166,336	—	(65,941)
Nickel	12	11/2025	USD	1,140,630	—	(10,177)
NY Harbor ULSD Heat Oil	21	04/2025	USD	1,994,202	—	(84,574)
NY Harbor ULSD Heat Oil	5	06/2025	USD	464,835	2,495	—
NY Harbor ULSD Heat Oil	6	06/2025	USD	557,802	—	(5,552)
NY Harbor ULSD Heat Oil	21	08/2025	USD	1,953,277	—	(68,824)
NY Harbor ULSD Heat Oil	11	10/2025	USD	1,026,749	—	(37,785)
Primary Aluminum	55	05/2025	USD	3,584,488	—	(39,870)
Primary Aluminum	31	07/2025	USD	2,022,401	14,719	—
Primary Aluminum	62	09/2025	USD	4,054,413	30,291	—
Primary Aluminum	31	11/2025	USD	2,033,988	—	(22,068)
RBOB Gasoline	64	04/2025	USD	5,985,101	—	(215,468)
RBOB Gasoline	9	06/2025	USD	828,878	23,544	—
RBOB Gasoline	3	06/2025	USD	276,293	—	(3,482)
RBOB Gasoline	25	08/2025	USD	2,220,120	—	(42,504)
RBOB Gasoline	14	10/2025	USD	1,124,903	—	(45,117)
Silver	9	05/2025	USD	1,417,320	8,168	—
Silver	1	05/2025	USD	157,480	—	(6,648)
Silver	13	07/2025	USD	2,067,195	7,526	—
Silver	1	07/2025	USD	159,015	—	(1,514)
Silver	6	09/2025	USD	963,480	5,150	—
Silver	22	09/2025	USD	3,532,760	—	(35,808)
Silver	14	12/2025	USD	2,278,290	—	(95,430)
Soybean	49	05/2025	USD	2,513,088	—	(11,639)
Soybean	7	07/2025	USD	364,000	6,522	—
Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean	47	07/2025	USD	2,444,000	—	(24,251)
Soybean	165	11/2025	USD	8,493,375	—	(56,843)
Soybean Meal	109	05/2025	USD	3,272,180	—	(64,659)
Soybean Meal	36	07/2025	USD	1,107,000	1,909	—
Soybean Meal	16	07/2025	USD	492,000	—	(3,049)
Soybean Meal	27	12/2025	USD	852,660	2,102	—
Soybean Meal	125	12/2025	USD	3,947,500	—	(27,335)
Soybean Oil	45	05/2025	USD	1,191,240	—	(43,178)
Soybean Oil	8	07/2025	USD	213,648	4,992	—
Soybean Oil	56	07/2025	USD	1,495,536	—	(74,770)
Soybean Oil	194	12/2025	USD	5,139,060	—	(71,256)
Sugar #11	126	04/2025	USD	2,613,542	64,037	—
Sugar #11	60	04/2025	USD	1,244,544	—	(33,225)
Sugar #11	68	06/2025	USD	1,380,019	—	(66,829)
Sugar #11	203	09/2025	USD	4,142,499	68,250	—
Wheat	37	05/2025	USD	1,028,138	—	(7,991)
Wheat	7	07/2025	USD	199,238	2,396	—
Wheat	42	07/2025	USD	1,195,425	—	(22,171)
Wheat	53	09/2025	USD	1,548,925	14,839	—
Wheat	43	09/2025	USD	1,256,675	—	(6,868)
Wheat	46	12/2025	USD	1,390,350	—	(69,696)
WTI Crude	96	04/2025	USD	6,656,640	—	(177,720)
WTI Crude	44	06/2025	USD	3,008,720	19,461	—
WTI Crude	90	08/2025	USD	6,060,600	—	(242,467)
WTI Crude	45	10/2025	USD	2,989,350	—	(110,371)
Zinc	24	05/2025	USD	1,675,938	—	(98,671)
Zinc	15	07/2025	USD	1,051,718	—	(72,499)
Zinc	30	09/2025	USD	2,110,935	—	(131,580)
Zinc	15	11/2025	USD	1,057,999	—	(23,325)
Total					6,084,204	(4,280,324)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(130)	06/2025	USD	(26,905,938)	—	(142,489)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $49,783,850, which represents 21.56% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2025.

(c)	Represents a security purchased on a when-issued basis.
(d)	Variable rate security. The interest rate shown was the current rate as of February 28, 2025.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2025.

(g)	Zero coupon bond.
(h)	The rate shown is the seven-day current annualized yield at February 28, 2025.

Columbia Commodity Strategy Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2025 (Unaudited)
Notes to Consolidated Portfolio of Investments (continued)
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	91,095,106	336,864,295	(340,383,979)	6,337	87,581,759	7,614	3,891,165	87,590,518
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Commodity Strategy Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT129_05_R01_(04/25)